Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE EQUITY SERIES, INC.
Entity Central Index Key	0000918294
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005448
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Health Sciences Portfolio Class
Trading Symbol	QAAGZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio Class)	1.66%	6.08%	8.47%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	8.81
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 664,924,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 5,427,000
InvestmentCompanyPortfolioTurnover	49.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$664,924 Number of Portfolio Holdings274
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.4%
Major Pharmaceuticals	17.1
Implants	14.9
Life Sciences	10.9
Payors	10.9
Other Products & Devices	6.6
Major Biotechnology	6.5
Providers	1.8
Distribution	0.9
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.2%
UnitedHealth Group	6.1
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.7
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005449
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Health Sciences Portfolio - II Class
Trading Symbol	QAAHBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The health care sector posted solid advances in the first nine months of 2024; however, these returns were diminished in the fourth quarter, leaving the group with modest gains for the year. The products and devices subsector was a bright spot as a handful of growth companies with exciting new product cycles led the segment higher. Despite facing heightened concerns around increased regulatory uncertainty at the end of the period, the pharmaceuticals segment was boosted by significant demand for a new class of diabetes and weight-loss drugs. The services subsector was the laggard in the space, largely driven by utilization pressures and heightened negative sentiment around the managed care industry.

  From an absolute perspective, the leading contributor to performance was the portfolio’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from strong demand and improvements in capacity for its portfolio of incretin medicines, alongside several positive regulatory developments.

  Conversely, the leading detractor from absolute performance was Elevance Health. Shares of the insurer traded sharply lower at the end of the period due to multiple factors, including (1) a challenging Medicaid environment driving an uptick in utilization, (2) uncertainty around the health care agenda of the incoming presidential administration, and (3) worsening public sentiment toward the managed care space following the tragic murder of an industry executive.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Portfolio (Health Sciences Portfolio - II Class)	1.42%	5.81%	8.20%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 3000 Health Care Index (Strategy Benchmark)	3.48	7.18	8.81
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 664,924,000
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 5,427,000
InvestmentCompanyPortfolioTurnover	49.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$664,924 Number of Portfolio Holdings274
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	27.4%
Major Pharmaceuticals	17.1
Implants	14.9
Life Sciences	10.9
Payors	10.9
Other Products & Devices	6.6
Major Biotechnology	6.5
Providers	1.8
Distribution	0.9
Other	3.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	10.2%
UnitedHealth Group	6.1
Intuitive Surgical	5.8
Thermo Fisher Scientific	4.6
Stryker	4.2
Danaher	3.7
Argenx	3.7
Merck	2.6
Boston Scientific	2.5
Vertex Pharmaceuticals	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless